Recently Issued International Financial Reporting Standards - Condensed Consolidated Statements of Financial Positions (Detail) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Accumulated loss	€ (167,226)	€ (158,775)	[1]
Deferred revenue, non-current	105,718	112,551	[1]
Deferred revenue	€ 16,972	15,935	[1]
Previously stated [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accumulated loss		(167,480)
Deferred revenue, non-current		130,195
Deferred revenue		6,996
Increase (decrease) due to application of IFRS 15 [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accumulated loss		8,705
Deferred revenue, non-current		(17,644)
Deferred revenue		€ 8,939

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.